Prepaid Expenses and Other Assets - Additional Information (Detail) - Shanghai Qiaopan Technology Company Limited [Member] ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Prepaid Expenses And Other Assets [Line Items]
Amount of guarantee	¥ 100,000
Maximum [Member]
Prepaid Expenses And Other Assets [Line Items]
Percent of reserve pool on lending amount	10.00%
Minimum [Member]
Prepaid Expenses And Other Assets [Line Items]
Percent of reserve pool on lending amount	5.00%